Benefit Plans (Schedule of Amounts Expected to be Amortized from AOCI into Net Periodic Pension Cost During Next Fiscal Year) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Qualified Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ (66)
Net amount expected to be amortized in 2017	(66)
Nonqualified Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	(12)
Net amount expected to be amortized in 2017	$ (12)